Organization and Description of Business (Detail)	3 Months Ended	9 Months Ended		12 Months Ended			12 Months Ended										12 Months Ended		12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Aug. 31, 2011 USD ($)	Dec. 31, 2011 On March 17, 2011 [Member] USD ($)	Dec. 31, 2011 On March 17, 2011 [Member] CNY	Dec. 31, 2011 On March 29, 2011 [Member] USD ($)	Dec. 31, 2011 On March 29, 2011 [Member] CNY	Dec. 31, 2011 Nova Holdings [Member]	Dec. 31, 2011 St. Joyal [Member] USD ($)	Dec. 31, 2011 Before June 27, 2011 Stock Split [Member]	Dec. 31, 2011 After June 27, 2011 Stock Split [Member]	Dec. 31, 2011 Before June 27, 2011 Stock Split [Member]	Dec. 31, 2011 After June 27, 2011 Stock Split [Member]	Dec. 31, 2011 Nova Furniture Limited [Member] USD ($)	Dec. 31, 2011 Diamond Bar [Member] USD ($)	Dec. 31, 2011 Trademarks [Member] USD ($)
Stockholders' Equity Note, Stock Split				5-for-1
Common Stock, Shares, Outstanding	18,536,567	18,536,567		17,898,267	9,685,000								2,596,000	12,980,000	2,596,000	12,980,000	14,900,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																	11,920,000
Number of shareholders of Nova Furniture																	4
Number of shares exchanged																	10,000
Stock Repurchased During Period, Shares																	10,000,000
Debt Instrument, Maturity Date, Description																	90
Repayments of Notes Payable (in Dollars)		$ 0	$ 80,000	$ 80,000	$ 0												$ 80,000
Debt Instrument, Interest Rate, Stated Percentage																	0.46%
Sale of Stock, Number of Shares Issued in Transaction				11,917,616							2,235,000	9,682,616
Equity Method Investment, Ownership Percentage											81.25%	18.75%
Stock Issued During Period, Value, Issued for Cash (in Dollars)												2,400,000
Proceeds from Issuance or Sale of Equity (in Dollars)		0	450,000	450,000	0							450,000
Common Stock Subscribed and Issued Subscription Receivable (in Dollars)				1,950,000
Proceeds from Contributed Capital (in Dollars and Yuan Renminbi)	1,000,000	0	0	0	500,000		152,177	1,000,000	172,351	1,130,000
Business Acquisition, Cost of Acquired Entity, Purchase Price (in Dollars)				450,000		450,000												450,000
Payments to Acquire Intangible Assets (in Dollars)		$ 538,230	$ 200,000	$ 200,000	$ 0														$ 200,000